Goodwill and Deferred Tax Liability (Details Narrative) - USD ($)				12 Months Ended
	Nov. 08, 2019	Jun. 22, 2016	May 11, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Weighted average share price				$ 0.36	$ 0.27	$ 0.34
Sale of denselight					$ 6,630,544
Goodwill						$ 7,681,003
DenseLight [member]
Statement Line Items [Line Items]
Sale of denselight	$ 6,630,544
Goodwill	$ 707,687
DenseLight [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Equity interests of acquirer			$ 10,500,000
Number of shares issued			13,611,150
Weighted average share price			$ 0.7714
BB Photonics [Member] | Ordinary shares [member]
Statement Line Items [Line Items]
Equity interests of acquirer		$ 1,550,000
Number of shares issued		1,996,090
Weighted average share price		$ 0.777